Capital Lease - Schedule of Maturities of Capital Lease Liabilities (Details)	Sep. 30, 2020 USD ($)
June Seventeen Two Thousand Twenty Purchase Equipment Agreement [Member]
2020	$ 5,457
2021	21,828
2022	11,094
Total undiscounted cash flows	38,379
Less imputed interest (8%)	(3,392)
Present value of lease liability	34,987
June Fourteen Two Thousand Twenty Purchase Equipment Agreement [Member]
2020	5,457
2021	21,828
2022	12,913
Total undiscounted cash flows	40,198
Less imputed interest (8%)	(3,427)
Present value of lease liability	$ 36,771